Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	fixed

Currently Outstanding under the Global Registered Covered Bond Program	$1,537,520,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)	$12,200,675,000

Total Outstanding	$13,738,195,000

OSFI Covered Bond Limit	$31,693,240,000

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds issued under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw  or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Investor Report Date:	9/15/2014

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$1,537,520,000

A = Lesser of (i) LTV Adjusted Loan Balance and	9,748,858,930.12	A (i)	10,426,587,091.04
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	9,748,858,930.12
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	35,341,898.08
Total: A + B + C + D + E - F	9,713,517,032.04

Asset Coverage Test	PASS
Valuation Calculation (1)

Trading Value of Covered Bond(3)	$1,573,728,596

A = lesser of (i) Present Value of outstanding loan balance of Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans	10,472,213,372.55	A (i) A (ii)	10,472,213,372.55 19,872,969,884.56
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets
E = (i) Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F	10,472,213,372.55
Intercompany Loan Balance

Guarantee Loan	1,643,320,008.02
Demand Loan	9,009,513,531.07
Total	10,652,833,539.09
Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)
August 28, 2014	-	N/A
Portfolio Flow of Funds

	28-Aug-14		31-Jul-14
Cash Inflows
Principal Receipts	150,211,212.53		195,425,221.96
Proceeds from Sale of Loans	9,915,471.58		2,961,606.94
Revenue Receipts	26,805,211.01		51,678,919.72
Swap Receipts	-
Cash Outflows
Swap Payment	-
Intercompany Loan Interest	(7,458,687.13)		(27,482,409.80)
Mortgage Purchase	(15,671,362.72)		(23,135,492.90)
Intercompany Loan Repayment	(144,400,041.92)	(5)	(567,166,460.91)	(6)
Other Outflows(7)	(724,352.92)		(356,322.71)
Net Inflows/(Outflows)	18,677,450.43		(368,074,937.70)

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of August, being 2.97%.

(5) This amount is to be paid out on September 17, 2014.

(6) This amount was paid out on August 18, 2014.

(7) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$10,561,462,992
Current Month Ending Balance	$10,417,266,613
Number of Mortgage Loans in Pool	62,847
Average Loan Size	$165,756
Number of Primary Borrowers	53,338
Number of Properties	55,884

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.47%
Weighted Average of Original LTV of Loans in the Portfolio(1)(3)	57.04%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	78.56%
Weighted Average Seasoning of Loans in the Portfolio	29.98	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.07%
Weighted Average Original Term of Loans in the Portfolio	55.36	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.38	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	55.93	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	62,820	99.96%	10,410,778,655	99.94%
30 to 59 Days Past Due	17	0.03%	2,371,805	0.02%
60 to 89 Days Past Due	3	0.00%	741,885	0.01%
90 or More Days Past Due	7	0.01%	3,374,267	0.03%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,279	9.99%	1,198,520,383	11.51%
British Columbia	8,782	13.97%	2,011,153,630	19.31%
Manitoba	1,398	2.22%	171,114,874	1.64%
New Brunswick	1,472	2.34%	134,715,673	1.29%
Newfoundland	1,325	2.11%	151,925,794	1.46%
Northwest Territories	16	0.03%	2,042,786	0.02%
Nova Scotia	2,400	3.82%	253,943,569	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	31,197	49.64%	5,197,345,014	49.89%
Prince Edward Island	353	0.56%	32,289,371	0.31%
Quebec	7,928	12.61%	992,550,830	9.53%
Saskatchewan	1,549	2.46%	242,141,974	2.32%
Yukon	148	0.24%	29,522,716	0.28%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (5)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	557	0.89%	76,516,773	0.73%
599 or less	557	0.89%	73,658,437	0.71%
600 - 650	1,152	1.83%	172,295,739	1.65%
651 - 700	3,059	4.87%	503,676,132	4.84%
701 - 750	6,852	10.90%	1,187,910,630	11.40%
751 - 800	11,067	17.61%	1,958,078,765	18.80%
801 and Above	39,603	63.01%	6,445,130,136	61.87%
Total	62,847	100.00%	10,417,266,613	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,093	73.34%	7,640,276,221	73.34%
Variable	16,754	26.66%	2,776,990,392	26.66%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	55,618	88.50%	8,777,342,234	84.26%
Non-STEP	7,229	11.50%	1,639,924,378	15.74%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	62,847	100.00%	10,417,266,613	100.00%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,292	73.66%	8,109,348,268	77.85%
3.5000 - 3.9999	11,545	18.37%	1,699,155,730	16.31%
4.0000 - 4.4999	3,437	5.47%	433,085,186	4.16%
4.5000 - 4.9999	983	1.56%	113,268,636	1.09%
5.0000 - 5.4999	451	0.72%	50,249,417	0.48%
5.5000 - 5.9999	96	0.15%	8,987,014	0.09%
6.0000 - 6.4999	30	0.05%	2,568,556	0.02%
6.5000 - 6.9999	6	0.01%	345,814	0.00%
7.0000 - 7.4999	3	0.00%	136,879	0.00%
7.5000 - 7.9999	4	0.01%	121,112	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,529	15.16%	492,142,057	4.72%
20.01-25.00	3,539	5.63%	360,579,695	3.46%
25.01-30.00	3,952	6.29%	462,400,347	4.44%
30.01-35.00	4,286	6.82%	607,505,080	5.83%
35.01-40.00	4,567	7.27%	726,050,328	6.97%
40.01-45.00	4,303	6.85%	723,132,840	6.94%
45.01-50.00	4,347	6.92%	801,287,983	7.69%
50.01-55.00	4,863	7.74%	1,010,951,169	9.70%
55.01-60.00	5,549	8.83%	1,207,849,267	11.59%
60.01-65.00	6,769	10.77%	1,556,929,915	14.95%
65.01-70.00	6,258	9.96%	1,440,474,570	13.83%
70.01-75.00	3,755	5.97%	823,146,756	7.90%
75.01-80.00	912	1.45%	169,877,518	1.63%
80.01 and Above	218	0.35%	34,939,087	0.34%
Total	62,847	100.00%	10,417,266,613	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,880	20.49%	1,808,298,235	17.36%
12.00 - 23.99	17,360	27.62%	2,615,694,333	25.11%
24.00 - 35.99	21,351	33.97%	3,830,463,009	36.77%
36.00 - 41.99	8,758	13.94%	1,802,606,113	17.30%
42.00 - 47.99	705	1.12%	95,705,974	0.92%
48.00 - 53.99	393	0.63%	53,056,574	0.51%
54.00 - 59.99	818	1.30%	119,996,207	1.15%
60.00 - 65.99	382	0.61%	55,754,185	0.54%
66.00 - 71.99	18	0.03%	2,673,375	0.03%
72.00 and Above	182	0.29%	33,018,607	0.32%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,788	37.85%	1,282,197,873	12.31%
100,000 - 149,999	11,694	18.61%	1,454,458,098	13.96%
150,000 - 199,999	9,035	14.38%	1,571,128,968	15.08%
200,000 - 249,999	6,232	9.92%	1,393,453,095	13.38%
250,000 - 299,999	4,335	6.90%	1,185,399,055	11.38%
300,000 - 349,999	2,604	4.14%	841,875,337	8.08%
350,000 - 399,999	1,681	2.67%	627,530,062	6.02%
400,000 - 449,999	978	1.56%	413,404,275	3.97%
450,000 - 499,999	712	1.13%	336,296,297	3.23%
500,000 - 549,999	439	0.70%	229,595,144	2.20%
550,000 - 599,999	328	0.52%	187,205,682	1.80%
600,000 - 649,999	209	0.33%	130,456,904	1.25%
650,000 - 699,999	159	0.25%	106,760,062	1.02%
700,000 - 749,999	106	0.17%	76,564,205	0.73%
750,000 - 799,999	89	0.14%	68,798,591	0.66%
800,000 - 849,999	76	0.12%	62,675,109	0.60%
850,000 - 899,999	66	0.11%	57,688,929	0.55%
900,000 - 949,999	57	0.09%	53,038,337	0.51%
950,000 - 999,999	31	0.05%	30,156,079	0.29%
1,000,000 or Greater	228	0.36%	308,584,510	2.96%
Total	62,847	100.00%	10,417,266,613	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,794	10.81%	992,489,784	9.53%
Single Family	54,752	87.12%	9,185,266,537	88.17%
Multi Family	1,164	1.85%	214,465,738	2.06%
Other	137	0.22%	25,044,555	0.24%
Total	62,847	100.00%	10,417,266,613	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	55,193,143	40,941,106	51,756,871	71,929,037	87,860,469	84,038,020	101,719,104	121,020,433	140,640,586	214,894,301	185,192,415	40,399,431	2,579,059	356,410	1,198,520,383	11.51%
Alberta	Current and Less Than 30 Days Past Due	55,193,143	40,941,106	51,756,871	71,929,037	87,769,227	83,817,487	101,546,918	121,020,433	140,640,586	214,599,246	185,192,415	40,399,431	2,579,059	356,410	1,197,741,368	99.94%
Alberta	30 to 59 Days Past Due	-	-	-	-	91,242	220,533	172,186	-	-	-	-	-	-	-	483,960	0.04%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	295,056	-	-	-	-	295,056	0.02%
British Columbia	All	100,016,232	80,682,788	84,624,131	126,621,337	139,006,692	152,168,789	144,684,758	173,774,573	202,604,012	233,411,246	277,851,369	243,193,828	45,748,074	6,765,800	2,011,153,630	19.31%
	Current and Less Than 30 Days Past Due	100,016,232	80,682,788	84,624,131	126,548,602	139,006,692	151,696,197	144,684,758	171,229,506	202,604,012	233,411,246	277,851,369	242,887,196	45,748,074	6,765,800	2,007,756,603	99.83%
	30 to 59 Days Past Due	-	-	-	72,736	-	294,262	-	-	-	-	-	306,632	-	-	673,630	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	178,329	-	2,545,068	-	-	-	-	-	-	2,723,397	0.14%
Manitoba	All	4,425,510	3,818,555	5,886,363	7,764,150	8,714,915	9,690,505	14,837,384	15,716,304	16,453,978	25,256,901	30,079,794	25,050,780	3,215,912	203,822	171,114,874	1.64%
Manitoba	Current and Less Than 30 Days Past Due	4,425,510	3,818,555	5,886,363	7,764,150	8,714,915	9,690,505	14,837,384	15,716,304	16,453,978	25,256,901	30,079,794	25,050,780	3,215,912	203,822	171,114,874	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	4,323,073	3,421,628	3,877,923	5,160,699	6,362,157	8,393,660	8,160,737	9,022,685	11,719,892	16,174,672	27,041,326	21,777,548	6,947,915	2,331,757	134,715,673	1.29%
New Brunswick	Current and Less Than 30 Days Past Due	4,323,073	3,421,628	3,877,923	5,160,699	6,362,157	8,393,660	8,160,737	9,022,685	11,719,892	16,174,672	27,041,326	21,777,548	6,947,915	2,331,757	134,715,673	100.00%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,230,763	3,669,826	6,095,685	6,266,786	6,880,369	10,352,167	13,310,527	17,337,093	19,789,983	28,498,240	23,120,136	7,310,392	1,667,232	396,594	151,925,794	1.46%
Newfoundland	Current and Less Than 30 Days Past Due	7,230,763	3,669,826	6,095,685	6,266,786	6,880,369	10,352,167	13,310,527	17,337,093	19,789,983	28,498,240	23,120,136	7,310,392	1,667,232	396,594	151,925,794	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	All	215,947	91,112	-	-	223,361	322,500	97,189	253,243	118,088	-	-	-	-	721,346	2,042,786	0.02%
North West Territories	Current and Less Than 30 Days Past Due	215,947	91,112	-	-	223,361	322,500	97,189	253,243	118,088	-	-	-	-	721,346	2,042,786	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	9,783,082	8,271,993	9,584,667	10,253,545	13,443,777	15,451,735	15,197,058	20,985,857	21,864,323	30,186,985	42,243,098	40,608,884	13,623,593	2,444,971	253,943,569	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	9,783,082	8,271,993	9,584,667	10,253,545	13,443,777	15,451,735	15,197,058	20,985,857	21,864,323	30,186,985	42,243,098	40,608,884	13,623,593	2,444,971	253,943,569	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	253,778,283	178,843,202	247,221,489	300,283,066	375,957,264	353,920,484	411,849,149	547,652,598	659,045,009	849,813,494	666,513,901	291,396,501	44,234,982	16,835,591	5,197,345,014	49.89%
Ontario	Current and Less Than 30 Days Past Due	253,756,537	178,843,202	247,163,322	300,283,066	375,020,391	353,920,484	411,849,149	547,619,623	659,045,009	849,073,593	666,513,901	291,396,501	44,234,982	16,835,591	5,195,555,353	99.97%
Ontario	30 to 59 Days Past Due	-	-	58,167	-	495,188	-	-	32,975	-	377,542	-	-	-	-	963,872	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	-	292,833	-	-	-	-	362,359	-	-	-	-	655,192	0.01%
Ontario	90 Days or More Past Due	21,745	-	-	-	148,851	-	-	-	-	-	-	-	-	-	170,597	0.00%
Prince Edward Island	All	1,019,574	650,315	1,079,649	723,768	1,431,290	1,648,250	1,654,155	2,917,734	2,507,177	3,298,309	4,945,059	5,110,207	3,903,800	1,400,086	32,289,371	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,019,574	650,315	1,079,649	723,768	1,431,290	1,648,250	1,654,155	2,917,734	2,507,177	3,298,309	4,945,059	5,023,514	3,903,800	1,400,086	32,202,677	99.73%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	86,693	-	-	86,693	0.27%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	45,377,405	32,522,705	40,892,401	62,465,196	70,528,520	70,174,331	68,750,053	73,276,917	100,705,619	110,689,170	144,540,267	127,021,269	44,618,333	988,644	992,550,830	9.53%
Quebec	Current and Less Than 30 Days Past Due	45,247,025	32,499,632	40,892,401	62,465,196	70,528,520	70,174,331	68,750,053	73,276,917	100,705,619	110,689,170	144,540,267	127,021,269	44,433,114	988,644	992,212,159	99.97%
Quebec	30 to 59 Days Past Due	130,379	23,074	-	-	-	-	-	-	-	-	-	-	-	-	153,453	0.02%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	185,218	-	185,218	0.02%
Saskatchewan	All	10,255,747	7,065,915	10,637,758	14,751,448	14,565,206	15,611,231	18,089,785	25,573,012	30,121,774	42,276,134	35,772,115	15,890,671	1,250,087	281,093	242,141,974	2.32%
Saskatchewan	Current and Less Than 30 Days Past Due	10,255,747	7,065,915	10,637,758	14,751,448	14,565,206	15,514,340	18,089,785	25,573,012	30,121,774	42,276,134	35,772,115	15,890,671	1,250,087	281,093	242,045,084	99.96%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	96,890	-	-	-	-	-	-	-	-	96,890	0.04%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	523,299	600,550	743,410	1,286,047	1,076,309	1,361,169	2,938,083	3,420,720	2,278,825	2,430,463	3,175,091	5,387,245	2,088,532	2,212,973	29,522,716	0.28%
Yukon	Current and Less Than 30 Days Past Due	523,299	600,550	743,410	1,286,047	1,076,309	1,361,169	2,938,083	3,420,720	2,278,825	2,430,463	3,175,091	5,387,245	2,088,532	2,212,973	29,522,716	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	492,142,057	360,579,695	462,400,347	607,505,080	726,050,328	723,132,840	801,287,983	1,010,951,169	1,207,849,267	1,556,929,915	1,440,474,570	823,146,756	169,877,518	34,939,087	10,417,266,613	100.00%
	Current and Less Than 30 Days Past Due	491,989,933	360,556,621	462,342,180	607,432,345	725,022,213	722,342,825	801,115,797	1,008,373,126	1,207,849,267	1,555,894,959	1,440,474,570	822,753,430	169,692,300	34,939,087	10,410,778,655	99.94%
	30 to 59 Days Past Due	130,379	23,074	58,167	72,736	586,430	611,685	172,186	32,975	-	377,542	-	306,632	-	-	2,371,805	0.02%
	60 to 89 Days Past Due	-	-	-	-	292,833	-	-	-	-	362,359	-	86,693	-	-	741,885	0.01%
	90 Days or More Past Due	21,745	-	-	-	148,851	178,329	-	2,545,068	-	295,056	-	-	185,218	-	3,374,267	0.03%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/28/2014
Distribution Date:	9/15/2014

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	3,471,925	1,981,454	2,738,161	6,418,492	5,098,807	4,740,957	3,580,264	8,017,436	9,235,719	10,494,471	8,063,268	7,528,480	4,870,887	276,452	76,516,773	0.73%
<=599	3,834,984	3,530,660	5,372,183	7,872,019	7,084,210	4,479,180	4,150,060	4,884,441	7,464,496	7,976,682	8,903,481	5,754,354	1,738,811	612,875	73,658,437	0.71%
600-650	7,617,902	5,236,967	7,433,427	12,796,338	15,255,563	10,503,682	10,606,998	14,034,772	17,795,470	26,833,797	25,555,787	14,046,408	3,796,321	782,306	172,295,739	1.65%
651-700	20,742,469	15,601,084	23,415,172	31,171,603	35,339,701	32,707,754	32,811,144	36,104,028	49,946,264	78,541,190	82,840,294	50,678,657	11,401,108	2,375,664	503,676,132	4.84%
701-705	46,950,313	34,383,048	50,734,390	71,289,952	78,539,066	79,780,790	69,367,017	97,702,136	134,793,989	191,933,357	193,353,213	109,096,993	23,861,319	6,125,045	1,187,910,630	11.40%
751-800	64,955,322	50,918,625	70,342,371	91,674,521	114,908,895	119,224,858	142,164,065	195,030,668	247,283,730	337,351,894	311,426,316	174,289,058	33,361,862	5,146,580	1,958,078,765	18.80%
>800	344,569,142	248,927,856	302,364,643	386,282,154	469,824,084	471,695,618	538,608,436	655,177,688	741,329,599	903,798,523	810,332,211	461,752,806	90,847,210	19,620,165	6,445,130,136	61.87%
Total	492,142,057	360,579,695	462,400,347	607,505,080	726,050,328	723,132,840	801,287,983	1,010,951,169	1,207,849,267	1,556,929,915	1,440,474,570	823,146,756	169,877,518	34,939,087	10,417,266,613	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.